Loan Payable (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loans Payable [Abstract]
Loan received	$ 20,320	$ 15,000	$ 0
Loan payable	35,320	$ 15,000
Interest on loan payable	$ 2,526